NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Accounts Receivable Balances (Details) (Annual Report) (Annual Report [Member], USD $)	Dec. 31, 2012	Dec. 31, 2011
Annual Report [Member]
Accounts Receivable	$ 1,074,528	$ 3,163,267
Less Contractual Allowances and Allowances for Doubtful Accounts	(937,057)	(1,976,713)
Accounts Receivable, Net	$ 137,471	$ 1,186,554